Cover	6 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	DALRADA FINANCIAL CORPORATION
Entity Central Index Key	0000725394
Entity Tax Identification Number	38-3713274
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	600 La Terraza Blvd.
Entity Address, City or Town	Escondido
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92025
City Area Code	(858)
Local Phone Number	283-1253
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false